Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued expenses:
Suppliers	$ 290,687	$ 353,885
Taxes payable	311,847	57,174
Use rights of assets under concession	337,087	5,070
Accounts payable to related parties	127,901	53,598
Lease payable	24,510	17,236
Salaries payable	166,089	128,105
Sundry creditors for services provided	959,376	639,726
Accounts payable to contractors	271,462	343,610
Total	$ 2,488,959	$ 1,598,404